Business Combination	12 Months Ended
Dec. 31, 2022
Business Combination
Business Combination

5.Business Combination

2020 Acquisitions

On September 1, 2020, the Company acquired 51% of equity interests in Haikou Chengtu Network Technology Co., Ltd. (Hangkou Cheng Tu), a company engaged in B&B operation and cleaning service industry. The acquisition will strengthen the Company’s ability to offer management services to short-term rental properties throughout China. The total consideration of the transaction was RMB10,000 in cash. The Company recognized identifiable intangible assets of RMB2,900 consisting of customer relationships that provided the Company with rights to provide B&B and cleaning service in certain areas of the PRC. The Company recognized goodwill of RMB4,613, which represented the expected synergies that will increase the Company’s competitiveness and competence in B&B operation solutions.

5.Business Combination (continued)

2020 Acquisitions (continued)

On November 1, 2020, the Company acquired 54.22% equity interest in Shenzhen Lailai Information Technology Co., Ltd. (Shenzhen Lailai), a company engaged in hotel workforce optimization service throughout China. Shenzhen Lailai offers a suite of services helping hotel to enhance efficiencies of their cleaning capability. The fair value of the purchase consideration was RMB62.5 million, consisting of RMB40.3 million in cash, 281,703 Class A ordinary shares issued in December 2021 and a non-cash contingent consideration with a fair value of RMB2.9 million that would be settled by up to 1,076,056 Class A ordinary shares that might be issued contingently upon Shenzhen Lailai reaching certain revenue and earnings targets in 2021, 2022 and 2023. The 281,703 Class A ordinary shares to be issued were recorded as financial liabilities as the selling shareholder has the right for cash settlement at US$10 per share if the Company did not issue related shares within 1 year after the acquisition date. The selling shareholder has the right to cash settlement at a price of US$10 per share or receive an amount equal to the total difference in the share price between US$10 per share and then the market price per share for an additional one-year period if it disposes any portion of the 281,703 Class A ordinary shares during that period. The Company recognized identified intangible assets of RMB6,900, consisting of customer relationships with various hotels in China and developed technology consisting of human resource management platform. The Company recognized goodwill of RMB88,216 representing the expected synergies from the combined business, which will enable the Company to compete in hotel workforce optimization industry in China.

On December 31, 2021, the Company issued 281,703 Class A ordinary shares to one of the selling shareholders. The put options of the right to cash settlement at a price of US$10 per share or receive an amount equal to the total difference in the share price between US$10 per share and then the market price per share, was initially recorded at fair value and the change of the fair value is recorded in the consolidated statements of comprehensive loss.

On January 5, 2022, the Company issued 9,000,000 Class A ordinary shares to entered into a definitive investment agreement (the “Agreement”) to acquire the remaining 45.78% equity interest in Shenzhen Lailai for a total consideration of approximately RMB62.6 million in the form of the Company’s securities. Transaction has been completed and Quhuo owns 100% equity interest in Lailai.

5.Business Combination (continued)

2020 Acquisitions (continued)

The following table summarizes the purchase price allocation for the 2020 Acquisitions:

	Haikou Cheng Tu	Shenzhen Lailai	2020 Acquisitions
	RMB	RMB	RMB
Purchase consideration	10,000	62,452	72,452
Less:
Cash	1	912	913
Accounts receivable	1,133	5,903	7,036
Prepayments and other current assets	751	72	823
Property and equipment, net	10,000	15,673	25,673
Customer relationships	2,900	4,000	6,900
Developed technology	—	2,900	2,900
Other assets	—	1,725	1,725
Short-term debt	—	(1,550)	(1,550)
Accounts payable	(1,000)	(2,857)	(3,857)
Accrued expenses and other current liabilities	(245)	(5,830)	(6,075)
Other liabilities	(435)	(1,725)	(2,160)
Non-controlling interests	(7,718)	(44,987)	(52,705)
Goodwill	4,613	88,216	92,829

The Company determined purchase price allocation for this acquisition with the assistance of an independent third-party valuation firm. Fair value of the noncontrolling interests was estimated based on the equity value of the acquired entities derived by the purchase consideration, adjusted for a discount for control premium. The significant inputs used in the estimation of fair values of the intangible assets acquired include revenue growth rates, gross margin rates, weighted average cost of capital, discount rate, and terminal values. The Company estimated the fair value of contingent consideration using a Monte-Carlo simulation model, which considered the uncertainty related to the future performance conditions. The Company estimated the fair value of the 281,703 Class A ordinary shares to be issued using the close price of the Company, adjusted for the lock-up period, while the Black-Scholes model was used to estimate the fair value of the price protection. The significant inputs used in the estimation of shares to be issued and price protection were stock price of the Company, volatility and risk-free rate that market participants would consider.

5.Business Combination (continued)

2020 Acquisitions (continued)

The operating results of Haikou Chengtu and Shenzhen Lailai were included in the consolidated statement of comprehensive loss from the acquisition date. The Company did not present pro forma results of operations as the effect of the acquisitions were not material to the Company’s consolidated financial statements.

2022 Acquisitions

On January 1, 2022, the Company acquired Shenyang Sen Xin, Panjin Sen Xin and Anshan Sen Rui with total consideration of RMB5,000, including cash consideration of RMB5,000, of which RMB5,000 was paid in 2021. The companies mentioned above were engaged in Ride-hailing solutions services. Goodwill of RMB3,610 recognized represents the expected synergies with the Company’s existing ride-hailing solutions services operations, which was allocated to the “Ride-hailing solutions services” reporting unit and is not tax deductible.

The following table summarizes the purchase price allocation for the 2022 Acquisition:

2022 Acquisitions
RMB
Purchase consideration	5,000
Less:
Cash	272
Accounts receivable	5,836
Customer relationships	1,400
Accrued expenses and other current liabilities	(2,804)
Non-controlling interests	(3,314)
Goodwill	3,610

The purchase price allocation for the acquisitions was based on a valuation determined by the Company with the assistance of an independent third-party valuation firm. The significant inputs used in the purchase price allocations were revenue growth rates, gross margin rates, weighted-average cost of capital, discount rate, and terminal values. Identifiable intangible assets acquired primarily consist of customer relationships which provide the Company with rights to expand its ride-hailing solutions services with the ride-hailing company in specified regions in the PRC.

The operating results of the acquired company was included in the consolidated statement of comprehensive loss from the acquisition date. Pro forma results of operations were not presented because the effect of the acquisition was not material to the Company’s consolidated financial statements.